                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4489
                      (Investment Company Act File Number)

                       Federated U.S. Government Bond Fund
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                                 Federated Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/03

               Date of Reporting Period: Six months ended 8/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated U.S. Government Bond Fund

ANNUAL SHAREHOLDER REPORT

August 31, 2003

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$11.45	$10.93	$10.27	$ 9.79	$11.00
Income From Investment Operations:
Net investment income	0.48	0.51	0.53	0.53	0.52
Net realized and unrealized gain (loss) on investments	(0.29)	0.54	0.65	0.50	(0.98)

TOTAL FROM INVESTMENT OPERATIONS	0.19	1.05	1.18	1.03	(0.46)

Less Distributions:
Distributions from net investment income	(0.48)	(0.51)	(0.52)	(0.53)	(0.52)
Distributions from net realized gain on investments	(0.06)	(0.02)	--	(0.02)	(0.23)

TOTAL DISTRIBUTIONS	(0.54)	(0.53)	(0.52)	(0.55)	(0.75)

Net Asset Value, End of Period	$11.10	$11.45	$10.93	$10.27	$ 9.79

Total Return[2]	1.55%	9.99%	11.82%	10.95%	(4.52)%

Ratios to Average Net Assets:

Expenses	0.91%	0.91%	0.92%	0.88%	0.85%

Net investment income	4.13%	4.74%	4.99%	5.42%	4.97%

Expense waiver/reimbursement[3]	0.22%	0.27%	0.20%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$111,880	$107,058	$115,645	$117,468	$123,189

Portfolio turnover	62%	52%	88%	38%	100%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The Federated U.S. Government Bond Fund (the "fund") invests in U.S. government securities that include U.S. Treasury and agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 10+ Year Treasury Index.1

The U.S. Treasury coupon curve ended the fund's annual reporting period steeper with shorter-term yields lower and longer-term yields higher due to increased monetary and fiscal stimulus. Heightened geopolitical risks combined with weaker economic data prompted the Federal Reserve Board (the "Fed") to lower the federal funds target rate to 1.25% in early November 2002 after leaving the rate unchanged at 1.75% all year. Then, the Fed cited the possibility of an "unwelcome substantial fall in inflation" at its Federal Open Market Committee meeting in early May 2003, which drove U.S. Treasury yields to historic lows. Yields of ten- year and 30-year U.S. Treasury securities hit lows of 3.11% and 4.17%, respectively in mid-June 2003. The Fed followed up with the first rate cut of 2003, reducing the federal funds target rate from 1.25% to 1.00% in late June. U.S. Treasury yields rose significantly in July and August of 2003 in response to stronger economic data and increased U.S. Treasury supply, and ended the reporting period at 4.46% and 5.22% versus 4.14% and 4.93% at the end of August 2002.

The two- to 30-year U.S. Treasury yield spread ended the reporting period at 325 basis points versus 280 basis points at the end of August 2003. The ten- to 30-year portion of the curve was more range bound, ending the period at a yield spread of 76 basis points versus 78 basis points at the end of August 2002.

The fund remained invested primarily in U.S. Treasury securities, with less than 20% invested in government agency securities. As a result of agency spreads tightening versus Treasurys, the fund's agency allocation was reduced in early 2003 and ended the period at 14%. Although agency securities underperformed U.S. Treasury securities in the summer of 2003 due to accounting irregularities at Federal Home Loan Mortgage Corporation, they outperformed U.S. Treasury securities during much of the reporting period. The fund's average duration2 ended the reporting period at 10.8 years and the fund's net total return for the year ended August 31, 2003 was 1.55% versus 2.60% for the Merrill Lynch 10+ Year Treasury Index.3

1 The Merrill Lynch 10+ Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities greater than ten years. Investments cannot be made directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with long durations are more sensitive to changes in interest rates than securities of shorter durations.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

GROWTH OF $25,000 INVESTMENT

The graph below illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Bond Fund (the "Fund") from August 31, 1993 to August 31, 2003 compared to the Merrill Lynch 10+ Year Treasury Index (ML10+T) and the Merrill Lynch 10-Year Treasury Index (ML10T).2

Average Annual Total Returns for the Period Ended 8/31/2003
1 Year	1.55%
5 Years	5.76%
10 Years	6.47%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML10+T and the ML10T have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML10+T and the ML10T are not adjusted to reflect sales charges, expenses or other fees that the
Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged.

Portfolio of Investments

August 31, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--14.1%
		Federal Home Loan Bank System--7.4%
$1,000,000		6.500%, 11/13/2009	$1,119,000
1,150,000		7.625%, 5/14/2010	1,359,990
5,000,000		7.125%, 2/15/2030	5,880,450

		TOTAL	8,359,440

		Federal Home Loan Mortgage Corporation--4.7%
141,000		6.750%, 9/15/2029	157,194
4,820,000		6.250%, 7/15/2032	5,071,170

		TOTAL	5,228,364

		Federal National Mortgage Association--2.0%
2,000,000		6.625%, 11/15/2030	2,202,940

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,311,857)	15,790,744

		U.S. TREASURY--82.1%
		Treasury Inflation-Indexed Bond--6.0%
5,583,850		3.875%, 4/15/2029	6,720,666

		U.S. Treasury Bonds--76.1%
2,880,000		11.250%, 2/15/2015	4,549,939
3,650,000		9.250%, 2/15/2016	5,152,194
4,300,000		7.500%, 11/15/2016	5,358,875
1,500,000		9.125%, 5/15/2018	2,135,385
4,000,000		9.000%, 11/15/2018	5,661,880
4,000,000		8.125%, 8/15/2019	5,292,520
4,000,000		8.750%, 5/15/2020	5,598,760
500,000		7.875%, 2/15/2021	651,330
3,200,000		8.000%, 11/15/2021	4,232,512
7,800,000		7.250%, 8/15/2022	9,618,336
1,000,000		7.125%, 2/15/2023	1,219,690
3,000,000		6.875%, 8/15/2025	3,586,410
4,600,000		6.000%, 2/15/2026	4,981,662
3,350,000		6.750%, 8/15/2026	3,961,911
Principal Amount or Shares			Value
		U.S. TREASURY--continued
		U.S. Treasury Bonds--continued
$3,400,000		6.125%, 11/15/2027	$3,746,392
3,500,000		5.500%, 8/15/2028	3,565,625
2,000,000		5.250%, 11/15/2028	1,968,120
13,500,000		5.375%, 2/15/2031	13,803,750

		TOTAL	85,085,291

		TOTAL U.S. TREASURY (IDENTIFIED COST $87,100,567)	91,805,957

		MUTUAL FUND--3.1%
3,462,262	[1]	Government Obligations Fund (at net asset value)	3,462,262

		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $105,874,686)[2]	111,058,963

		OTHER ASSETS AND LIABILITIES - NET--0.7%	821,163

		TOTAL NET ASSETS - NET--100%	$111,880,126

1 Affiliated company.

2 The cost of investments for federal tax purposes amounts to $106,036,454.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2003

Assets:
Total investments in securities, at value including $3,462,262 of investments in affiliated issues (identified cost $105,874,686)		$111,058,963
Income receivable		892,027
Receivable for shares sold		194,150
Prepaid expenses		4,367

TOTAL ASSETS		112,149,507

Liabilities:
Payable for shares redeemed	$140,239
Income distribution payable	105,755
Payable to bank	10,908
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 5)	2,889
Payable for Directors'/Trustees' fees	22
Payable for portfolio accounting fees (Note 5)	4,799
Payable for shareholder services fee (Note 5)	4,769

TOTAL LIABILITIES		269,381

Net assets for 10,075,630 shares outstanding		$111,880,126

Net Assets Consist of:
Paid in capital		$106,411,977
Net unrealized appreciation of investments		5,184,277
Accumulated net realized gain on investments		294,554
Distributions in excess of net investment income		(10,682)

TOTAL NET ASSETS		$111,880,126

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$111,880,126 ÷ 10,075,630 shares outstanding		$11.10

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2003

Investment Income:
Interest			$5,960,812
Dividends (received from affiliated issuers)			62,543

TOTAL INCOME			6,023,355

Expenses:
Investment adviser fee (Note 5)		$715,946
Administrative personnel and services fee (Note 5)		125,000
Custodian fees		11,227
Transfer and dividend disbursing agent fees and expenses (Note 5)		72,593
Directors'/Trustees' fees		10,645
Auditing fees		9,076
Legal fees		6,290
Portfolio accounting fees (Note 5)		45,202
Shareholder services fee (Note 5)		298,311
Share registration costs		31,413
Printing and postage		15,329
Insurance premiums		1,503
Miscellaneous		8,430

TOTAL EXPENSES		1,350,965

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(18,359)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,258)
Waiver of shareholder services fee	(238,649)

TOTAL WAIVERS AND REIMBURSEMENT		(259,266)

Net expenses			1,091,699

Net investment income			4,931,656

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			446,967
Net change in unrealized appreciation of investments			(5,188,699)

Net realized and unrealized loss on investments			(4,741,732)

Change in net assets resulting from operations			$189,924

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,931,656	$4,735,117
Net realized gain on investments	446,967	525,449
Net change in unrealized appreciation/depreciation of investments	(5,188,699)	3,702,419

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	189,924	8,962,985

Distributions to Shareholders:
Distributions from net investment income	(4,876,007)	(4,675,277)
Distributions from net realized gain on investments	(601,282)	(244,867)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,477,289)	(4,920,144)

Share Transactions:
Proceeds from sale of shares	140,961,938	112,638,988
Net asset value of shares issued to shareholders in payment of distributions declared	4,263,789	3,696,647
Cost of shares redeemed	(135,116,235)	(128,965,082)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,109,492	(12,629,447)

Change in net assets	4,822,127	(8,586,606)

Net Assets:
Beginning of period	107,057,999	115,644,605

End of period (including distributions in excess of net investment income of $(10,682) and $(66,331), respectively)	$111,880,126	$107,057,999

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2003

1. ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to pursue total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code ("the Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of August 31, 2003, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended August 31	2003	2002
Shares sold	12,072,847	10,345,702

Shares issued to shareholders in payment of distributions declared	367,866	339,850

Shares redeemed	(11,717,208)	(11,916,257)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	723,505	(1,230,705)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets of the years ended August 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$4,876,007	$4,681,613

Long-term capital gains	$601,282	$238,531

1 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$95,072

Undistributed long-term capital gains	$456,321

Unrealized appreciation/depreciation	$5,022,509

At August 31, 2003, the cost of investments for federal tax purposes was $106,036,454. The net unrealized appreciation of investments for federal tax purposes was $5,022,509. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,703,197 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,680,688.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntary choose to waive/reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $62,543 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors'/Trustees' approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Federal Tax Information (Unaudited)

For the year ended August 31, 2003, the amount of long-term capital gain designated by the Fund was $601,282.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Bond Fund (the "Fund") as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 16, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Riggs Funds--eight portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1985	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1985	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1985

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT Began serving: November 1998

Susan M. Nason has been the Fund's Portfolio Manager since 1994. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314284100

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00569-01 (10/03)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        October 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003